PENSION AND EMPLOYEE FUTURE BENEFITS (Details - Plan assets) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined benefit pension plans
Disclosure of plan assets [line items]
Balance, beginning of year	$ (119)	$ (103)
Return on plan assets	(8)	(2)	$ (1)
Balance, end of year	(135)	(119)	(103)
Defined benefit pension plans | Plan assets
Disclosure of plan assets [line items]
Balance, beginning of year	119	103	108
Interest income	5	5	4
Return on plan assets	8	2	1
Employer contribution	5	7	5
Business combination	0	9	0
Benefits paid	(7)	(8)	(5)
Exchange differences	5	1	(10)
Balance, end of year	135	119	103
Defined benefit nonpension plans
Disclosure of plan assets [line items]
Balance, beginning of year	(5)	0
Return on plan assets	0	0	0
Balance, end of year	(5)	(5)	0
Defined benefit nonpension plans | Plan assets
Disclosure of plan assets [line items]
Balance, beginning of year	5	0	0
Interest income	0	0	0
Return on plan assets	0	0	0
Employer contribution	2	3	2
Business combination	0	4	0
Benefits paid	(2)	(2)	(2)
Exchange differences	0	0	0
Balance, end of year	$ 5	$ 5	$ 0